Fair value measurement (Tables)	3 Months Ended
Jun. 30, 2020
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	82,057	13,279	2,710	98,046	73,693	14,779	2,018	90,490	113,634	12,068	1,812	127,514
of which:
Equity instruments	64,174	710	76	64,960	54,966	535	185	55,686	96,161	400	226	96,787
Government bills / bonds	11,057	2,272	10	13,339	11,017	2,826	9	13,852	9,630	1,770	64	11,464
Investment fund units	6,282	1,744	27	8,053	7,077	1,556	21	8,654	7,088	1,729	50	8,867
Corporate and municipal bonds	537	7,296	779	8,612	618	8,230	498	9,346	755	6,617	542	7,914
Loans	0	980	1,600	2,580	0	1,205	1,120	2,325	0	1,180	791	1,971
Asset-backed securities	7	277	218	501	16	428	184	628	0	372	140	512

Derivative financial instruments	868	149,599	1,541	152,008	1,193	209,344	2,445	212,982	356	120,222	1,264	121,841
of which:
Foreign exchange contracts	472	53,316	7	53,795	635	94,070	26	94,730	240	52,227	8	52,474
Interest rate contracts	25	55,147	330	55,502	20	55,398	418	55,836	6	42,288	263	42,558
Equity / index contracts	0	36,195	795	36,991	4	53,989	1,301	55,294	7	22,220	597	22,825
Credit derivative contracts	0	1,540	405	1,945	0	1,574	669	2,243	0	1,612	394	2,007
Commodity contracts	0	3,302	1	3,304	0	3,909	6	3,915	0	1,820	0	1,821

Brokerage receivables	0	19,848	0	19,848	0	20,319	0	20,319	0	18,007	0	18,007

Financial assets at fair value not held for trading	49,389	41,168	3,735	94,292	39,666	39,388	3,699	82,753	40,608	39,373	3,963	83,944
of which:
Financial assets for unit-linked investment contracts	26,387	0	5	26,392	22,826	0	0	22,826	27,568	118	0	27,686
Corporate and municipal bonds	578	20,737	0	21,316	655	19,753	0	20,408	653	18,732	0	19,385
Government bills / bonds	22,175	4,540	0	26,714	15,954	3,853	0	19,808	12,089	3,700	0	15,790
Loans	0	8,317	1,024	9,340	0	8,390	1,081	9,470	0	10,206	1,231	11,438
Securities financing transactions	0	7,163	126	7,289	0	6,909	147	7,056	0	6,148	147	6,294
Auction rate securities	0	0	1,393	1,393	0	0	1,393	1,393	0	0	1,536	1,536
Investment fund units	188	396	103	688	138	395	107	641	194	448	98	740
Equity instruments	61	0	545	606	93	3	454	549	103	4	452	559
Other	0	13	540	553	0	84	518	602	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,551	7,074	0	8,624	1,651	6,002	0	7,653	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,634	0	6,634	0	5,507	0	5,507	0	3,955	0	3,955
Government bills / bonds	1,515	98	0	1,612	1,613	92	0	1,705	1,859	16	0	1,875
Corporate and municipal bonds	36	341	0	378	38	404	0	441	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,890	0	0	4,890	4,050	0	0	4,050	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	0	130	130	0	0	202	202	0	0	199	199
Total assets measured at fair value	138,755	230,968	8,116	377,839	120,253	289,832	8,364	418,449	161,101	194,110	7,237	362,448

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	28,216	6,093	117	34,426	26,965	5,463	143	32,571	25,791	4,726	75	30,591
of which:
Equity instruments	23,464	306	76	23,846	22,289	282	26	22,598	22,526	149	59	22,734
Corporate and municipal bonds	38	4,558	39	4,635	22	3,921	74	4,018	40	3,606	16	3,661
Government bills / bonds	4,052	770	0	4,822	3,880	710	0	4,590	2,820	646	0	3,466
Investment fund units	662	431	2	1,096	774	532	43	1,349	404	294	0	698

Derivative financial instruments	871	148,116	3,293	152,280	1,246	201,770	3,633	206,649	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	447	54,385	67	54,899	636	92,515	65	93,217	248	53,705	60	54,013
Interest rate contracts	7	49,048	838	49,894	6	49,776	892	50,674	7	36,434	130	36,571
Equity / index contracts	0	39,622	1,445	41,067	4	53,968	1,557	55,528	3	24,171	1,293	25,468
Credit derivative contracts	0	1,781	917	2,698	0	1,875	1,065	2,940	0	2,448	512	2,960
Commodity contracts	0	3,128	10	3,138	0	3,437	0	3,438	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	40,248	0	40,248	0	37,652	0	37,652	0	37,233	0	37,233

Debt issued designated at fair value	0	49,123	9,741	58,864	0	46,013	7,286	53,299	0	56,943	9,866	66,809

Other financial liabilities designated at fair value	0	36,757	1,145	37,902	0	30,309	1,227	31,536	0	35,119	822	35,940
of which:
Financial liabilities related to unit-linked investment contracts	0	26,573	0	26,573	0	23,150	0	23,150	0	28,145	0	28,145
Securities financing transactions	0	8,371	0	8,371	0	5,992	0	5,992	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,796	1,057	2,852	0	1,159	1,138	2,297	0	1,231	791	2,022
Total liabilities measured at fair value	29,087	280,337	14,296	323,721	28,211	321,207	12,289	361,707	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at fair value less costs to sell as a result of meeting the held-for-sale criteria.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	82,057	13,279	2,710	98,046	73,693	14,779	2,018	90,490	113,634	12,068	1,812	127,514
of which:
Equity instruments	64,174	710	76	64,960	54,966	535	185	55,686	96,161	400	226	96,787
Government bills / bonds	11,057	2,272	10	13,339	11,017	2,826	9	13,852	9,630	1,770	64	11,464
Investment fund units	6,282	1,744	27	8,053	7,077	1,556	21	8,654	7,088	1,729	50	8,867
Corporate and municipal bonds	537	7,296	779	8,612	618	8,230	498	9,346	755	6,617	542	7,914
Loans	0	980	1,600	2,580	0	1,205	1,120	2,325	0	1,180	791	1,971
Asset-backed securities	7	277	218	501	16	428	184	628	0	372	140	512

Derivative financial instruments	868	149,599	1,541	152,008	1,193	209,344	2,445	212,982	356	120,222	1,264	121,841
of which:
Foreign exchange contracts	472	53,316	7	53,795	635	94,070	26	94,730	240	52,227	8	52,474
Interest rate contracts	25	55,147	330	55,502	20	55,398	418	55,836	6	42,288	263	42,558
Equity / index contracts	0	36,195	795	36,991	4	53,989	1,301	55,294	7	22,220	597	22,825
Credit derivative contracts	0	1,540	405	1,945	0	1,574	669	2,243	0	1,612	394	2,007
Commodity contracts	0	3,302	1	3,304	0	3,909	6	3,915	0	1,820	0	1,821

Brokerage receivables	0	19,848	0	19,848	0	20,319	0	20,319	0	18,007	0	18,007

Financial assets at fair value not held for trading	49,389	41,168	3,735	94,292	39,666	39,388	3,699	82,753	40,608	39,373	3,963	83,944
of which:
Financial assets for unit-linked investment contracts	26,387	0	5	26,392	22,826	0	0	22,826	27,568	118	0	27,686
Corporate and municipal bonds	578	20,737	0	21,316	655	19,753	0	20,408	653	18,732	0	19,385
Government bills / bonds	22,175	4,540	0	26,714	15,954	3,853	0	19,808	12,089	3,700	0	15,790
Loans	0	8,317	1,024	9,340	0	8,390	1,081	9,470	0	10,206	1,231	11,438
Securities financing transactions	0	7,163	126	7,289	0	6,909	147	7,056	0	6,148	147	6,294
Auction rate securities	0	0	1,393	1,393	0	0	1,393	1,393	0	0	1,536	1,536
Investment fund units	188	396	103	688	138	395	107	641	194	448	98	740
Equity instruments	61	0	545	606	93	3	454	549	103	4	452	559
Other	0	13	540	553	0	84	518	602	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,551	7,074	0	8,624	1,651	6,002	0	7,653	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,634	0	6,634	0	5,507	0	5,507	0	3,955	0	3,955
Government bills / bonds	1,515	98	0	1,612	1,613	92	0	1,705	1,859	16	0	1,875
Corporate and municipal bonds	36	341	0	378	38	404	0	441	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,890	0	0	4,890	4,050	0	0	4,050	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	0	130	130	0	0	202	202	0	0	199	199
Total assets measured at fair value	138,755	230,968	8,116	377,839	120,253	289,832	8,364	418,449	161,101	194,110	7,237	362,448

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.20				31.3.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	28,216	6,093	117	34,426	26,965	5,463	143	32,571	25,791	4,726	75	30,591
of which:
Equity instruments	23,464	306	76	23,846	22,289	282	26	22,598	22,526	149	59	22,734
Corporate and municipal bonds	38	4,558	39	4,635	22	3,921	74	4,018	40	3,606	16	3,661
Government bills / bonds	4,052	770	0	4,822	3,880	710	0	4,590	2,820	646	0	3,466
Investment fund units	662	431	2	1,096	774	532	43	1,349	404	294	0	698

Derivative financial instruments	871	148,116	3,293	152,280	1,246	201,770	3,633	206,649	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	447	54,385	67	54,899	636	92,515	65	93,217	248	53,705	60	54,013
Interest rate contracts	7	49,048	838	49,894	6	49,776	892	50,674	7	36,434	130	36,571
Equity / index contracts	0	39,622	1,445	41,067	4	53,968	1,557	55,528	3	24,171	1,293	25,468
Credit derivative contracts	0	1,781	917	2,698	0	1,875	1,065	2,940	0	2,448	512	2,960
Commodity contracts	0	3,128	10	3,138	0	3,437	0	3,438	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	40,248	0	40,248	0	37,652	0	37,652	0	37,233	0	37,233

Debt issued designated at fair value	0	49,123	9,741	58,864	0	46,013	7,286	53,299	0	56,943	9,866	66,809

Other financial liabilities designated at fair value	0	36,757	1,145	37,902	0	30,309	1,227	31,536	0	35,119	822	35,940
of which:
Financial liabilities related to unit-linked investment contracts	0	26,573	0	26,573	0	23,150	0	23,150	0	28,145	0	28,145
Securities financing transactions	0	8,371	0	8,371	0	5,992	0	5,992	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,796	1,057	2,852	0	1,159	1,138	2,297	0	1,231	791	2,022
Total liabilities measured at fair value	29,087	280,337	14,296	323,721	28,211	321,207	12,289	361,707	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at fair value less costs to sell as a result of meeting the held-for-sale criteria.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Reserve balance at the beginning of the period	194	146	161	146	255
Profit / (loss) deferred on new transactions	121	118	58	239	90
(Profit) / loss recognized in the income statement	(72)	(69)	(60)	(141)	(187)
Foreign currency translation	0	(1)	0	(1)	(1)
Reserve balance at the end of the period	243	194	158	243	158

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Recognized during the period:
Realized gain / (loss)	8	1	6	9	6
Unrealized gain / (loss)	(1,103)	1,156	66	53	(260)
Total gain / (loss), before tax	(1,095)	1,156	72	62	(254)

	As of
USD million	30.6.20	31.3.20	30.6.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(31)	1,069	60

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	30.6.20	31.3.20	31.12.19
Credit valuation adjustments[1]	(78)	(92)	(48)
Funding valuation adjustments[2]	(141)	(378)	(93)
Debit valuation adjustments	1	2	1
Other valuation adjustments	(715)	(879)	(566)
of which: liquidity	(385)	(536)	(300)
of which: model uncertainty	(330)	(343)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 44 million as of 30 June 2020, USD 194 million as of 31 March 2020 and USD 43 million as of 31 December 2019.

Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	30.6.20		31.3.20		31.12.19
USD billion	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and balances at central banks	149.5	149.5	139.3	139.3	107.1	107.1
Loans and advances to banks	15.6	15.6	17.0	17.0	12.4	12.4
Receivables from securities financing transactions	85.3	85.3	89.6	89.7	84.2	84.2
Cash collateral receivables on derivative instruments	30.8	30.8	39.5	39.5	23.3	23.3
Loans and advances to customers	344.7	344.7	337.6	339.4	326.8	329.1
Other financial assets measured at amortized cost	27.3	27.8	23.8	24.5	23.0	23.2
Liabilities
Amounts due to banks	12.4	12.4	18.8	18.8	6.6	6.6
Payables from securities financing transactions	12.0	12.0	12.9	12.9	7.8	7.8
Cash collateral payables on derivative instruments	36.9	36.9	45.6	45.6	31.4	31.4
Customer deposits	474.3	474.4	465.9	466.1	448.3	448.4
Debt issued measured at amortized cost	126.7	127.8	115.4	113.0	110.5	113.6
Other financial liabilities measured at amortized cost[1]	5.8	5.8	6.1	6.1	5.8	5.7
1 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	30.6.20		31.3.20		31.12.19
USD billion	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and balances at central banks	149.5	149.5	139.3	139.3	107.1	107.1
Loans and advances to banks	15.6	15.6	17.0	17.0	12.4	12.4
Receivables from securities financing transactions	85.3	85.3	89.6	89.7	84.2	84.2
Cash collateral receivables on derivative instruments	30.8	30.8	39.5	39.5	23.3	23.3
Loans and advances to customers	344.7	344.7	337.6	339.4	326.8	329.1
Other financial assets measured at amortized cost	27.3	27.8	23.8	24.5	23.0	23.2
Liabilities
Amounts due to banks	12.4	12.4	18.8	18.8	6.6	6.6
Payables from securities financing transactions	12.0	12.0	12.9	12.9	7.8	7.8
Cash collateral payables on derivative instruments	36.9	36.9	45.6	45.6	31.4	31.4
Customer deposits	474.3	474.4	465.9	466.1	448.3	448.4
Debt issued measured at amortized cost	126.7	127.8	115.4	113.0	110.5	113.6
Other financial liabilities measured at amortized cost[1]	5.8	5.8	6.1	6.1	5.8	5.7
1 Excludes lease liabilities.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.20			31.12.19
USD billion	30.6.20	31.12.19	30.6.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.8	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	143	101	points
Traded loans, loans designated at fair value, loan commitments and guarantees	3.1	2.4	0.1	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	0	101	99	points
					Discounted expected cash flows	Credit spread	250	1,000		225	530		basis points
					Market comparable and securitization model	Discount margin	1	19	3	0	14	2%
Auction rate securities	1.4	1.5			Relative value to market comparable	Bond price equivalent	79	91	80	79	98	88	points
Investment fund units[3]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.7	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.7	9.9
Other financial liabilities designated at fair value			1.1	0.8	Discounted expected cash flows	Funding spread	44	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.3	0.3	0.8	0.1	Option model	Volatility of interest rates	33	80		15	63		basis points
Credit derivative contracts	0.4	0.4	0.9	0.5	Discounted expected cash flows	Credit spreads	(2)	558		1	700		basis points
						Bond price equivalent	0	113		0	100		points
Equity / index contracts	0.8	0.6	1.4	1.3	Option model	Equity dividend yields	0	14		0	14%
						Volatility of equity stocks, equity and other indices	4	125		4	105%
						Equity-to-FX correlation	(45)	61		(45)	71%
						Equity-to-equity correlation	(17)	99		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.20			31.12.19
USD billion	30.6.20	31.12.19	30.6.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.8	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	143	101	points
Traded loans, loans designated at fair value, loan commitments and guarantees	3.1	2.4	0.1	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	0	101	99	points
					Discounted expected cash flows	Credit spread	250	1,000		225	530		basis points
					Market comparable and securitization model	Discount margin	1	19	3	0	14	2%
Auction rate securities	1.4	1.5			Relative value to market comparable	Bond price equivalent	79	91	80	79	98	88	points
Investment fund units[3]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.7	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.7	9.9
Other financial liabilities designated at fair value			1.1	0.8	Discounted expected cash flows	Funding spread	44	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.3	0.3	0.8	0.1	Option model	Volatility of interest rates	33	80		15	63		basis points
Credit derivative contracts	0.4	0.4	0.9	0.5	Discounted expected cash flows	Credit spreads	(2)	558		1	700		basis points
						Bond price equivalent	0	113		0	100		points
Equity / index contracts	0.8	0.6	1.4	1.3	Option model	Equity dividend yields	0	14		0	14%
						Volatility of equity stocks, equity and other indices	4	125		4	105%
						Equity-to-FX correlation	(45)	61		(45)	71%
						Equity-to-equity correlation	(17)	99		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.20			31.12.19
USD billion	30.6.20	31.12.19	30.6.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.8	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	143	101	points
Traded loans, loans designated at fair value, loan commitments and guarantees	3.1	2.4	0.1	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	0	101	99	points
					Discounted expected cash flows	Credit spread	250	1,000		225	530		basis points
					Market comparable and securitization model	Discount margin	1	19	3	0	14	2%
Auction rate securities	1.4	1.5			Relative value to market comparable	Bond price equivalent	79	91	80	79	98	88	points
Investment fund units[3]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.7	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.7	9.9
Other financial liabilities designated at fair value			1.1	0.8	Discounted expected cash flows	Funding spread	44	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.3	0.3	0.8	0.1	Option model	Volatility of interest rates	33	80		15	63		basis points
Credit derivative contracts	0.4	0.4	0.9	0.5	Discounted expected cash flows	Credit spreads	(2)	558		1	700		basis points
						Bond price equivalent	0	113		0	100		points
Equity / index contracts	0.8	0.6	1.4	1.3	Option model	Equity dividend yields	0	14		0	14%
						Volatility of equity stocks, equity and other indices	4	125		4	105%
						Equity-to-FX correlation	(45)	61		(45)	71%
						Equity-to-equity correlation	(17)	99		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.20			31.12.19
USD billion	30.6.20	31.12.19	30.6.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.8	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	143	101	points
Traded loans, loans designated at fair value, loan commitments and guarantees	3.1	2.4	0.1	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	0	101	99	points
					Discounted expected cash flows	Credit spread	250	1,000		225	530		basis points
					Market comparable and securitization model	Discount margin	1	19	3	0	14	2%
Auction rate securities	1.4	1.5			Relative value to market comparable	Bond price equivalent	79	91	80	79	98	88	points
Investment fund units[3]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.7	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.7	9.9
Other financial liabilities designated at fair value			1.1	0.8	Discounted expected cash flows	Funding spread	44	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.3	0.3	0.8	0.1	Option model	Volatility of interest rates	33	80		15	63		basis points
Credit derivative contracts	0.4	0.4	0.9	0.5	Discounted expected cash flows	Credit spreads	(2)	558		1	700		basis points
						Bond price equivalent	0	113		0	100		points
Equity / index contracts	0.8	0.6	1.4	1.3	Option model	Equity dividend yields	0	14		0	14%
						Volatility of equity stocks, equity and other indices	4	125		4	105%
						Equity-to-FX correlation	(45)	61		(45)	71%
						Equity-to-equity correlation	(17)	99		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	30.6.20		31.3.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	71	(83)	165	(209)	46	(21)
Securities financing transactions	26	(26)	35	(33)	11	(11)
Auction rate securities	105	(105)	105	(105)	87	(87)
Asset-backed securities	45	(45)	42	(51)	35	(40)
Equity instruments	160	(92)	150	(82)	140	(80)
Interest rate derivative contracts, net	12	(23)	16	(20)	8	(17)
Credit derivative contracts, net	6[2]	(11)[2]	34	(38)	31	(35)
Foreign exchange derivative contracts, net	14	(8)	15	(13)	12	(8)
Equity / index derivative contracts, net	351	(352)	362	(429)	183	(197)
Other	35	(35)	48	(50)	47	(51)
Total	824	(780)	972	(1,028)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer specific proxy credit default swap curves rather than generic curves.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	30.6.20		31.3.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	71	(83)	165	(209)	46	(21)
Securities financing transactions	26	(26)	35	(33)	11	(11)
Auction rate securities	105	(105)	105	(105)	87	(87)
Asset-backed securities	45	(45)	42	(51)	35	(40)
Equity instruments	160	(92)	150	(82)	140	(80)
Interest rate derivative contracts, net	12	(23)	16	(20)	8	(17)
Credit derivative contracts, net	6[2]	(11)[2]	34	(38)	31	(35)
Foreign exchange derivative contracts, net	14	(8)	15	(13)	12	(8)
Equity / index derivative contracts, net	351	(352)	362	(429)	183	(197)
Other	35	(35)	48	(50)	47	(51)
Total	824	(780)	972	(1,028)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer specific proxy credit default swap curves rather than generic curves.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.3	(1.2)	0.8	0.0	0.2	(0.3)	0.0	1.6	1.8	(0.1)	0.0	0.3	(1.0)	1.4	0.0	0.3	0.0	0.0	2.7
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.1	(0.2)	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.2	(0.2)	0.0	0.0	0.2	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.1	(0.7)	0.8	0.0	0.0	0.0	0.0	0.7	0.8	(0.1)	0.0	0.0	(0.6)	1.4	0.0	0.0	0.0	0.0	1.6
Other	0.2	0.0	0.0	0.1	0.0	0.0	0.0	0.1	0.0	0.0	0.3	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.1	0.0	0.0	0.3

Derivative financial instruments – assets	1.4	(0.2)	(0.1)	0.0	0.0	0.3	(0.2)	0.2	(0.1)	0.0	1.5	1.3	0.3	0.4	0.0	0.0	0.5	(0.5)	0.0	(0.1)	0.0	1.5
of which:
Interest rate contracts	0.4	(0.1)	(0.1)	0.0	0.0	0.1	0.0	0.1	0.0	0.0	0.6	0.3	0.2	0.2	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.3
Equity / index contracts	0.5	(0.1)	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.4	0.6	0.0	0.1	0.0	0.0	0.5	(0.2)	0.0	(0.1)	0.0	0.8
Credit derivative contracts	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.5	0.4	0.1	0.1	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.4
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.3	0.3	0.3	(0.4)	0.0	0.0	0.2	(0.9)	0.0	3.9	4.0	(0.1)	(0.1)	0.5	(0.6)	0.0	0.0	0.1	0.0	0.0	3.7
of which:
Loans	1.8	0.2	0.2	0.1	(0.1)	0.0	0.0	0.2	(0.9)	0.0	1.3	1.2	0.0	0.0	0.4	(0.5)	0.0	0.0	0.0	0.0	0.0	1.0
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.6	1.5	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.4
Equity instruments	0.5	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.1	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.6	0.7	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.8

Derivative financial instruments – liabilities	2.2	0.0	(0.1)	0.0	0.0	0.2	(0.4)	0.1	(0.2)	0.0	1.9	2.0	1.2	1.1	0.0	0.0	0.5	(0.8)	0.6	(0.3)	0.0	3.3
of which:
Interest rate contracts	0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.1	0.7	0.7	0.0	0.0	0.0	(0.3)	0.3	0.0	0.0	0.8
Equity / index contracts	1.4	0.0	(0.1)	0.0	0.0	0.1	(0.3)	0.0	(0.2)	0.0	1.0	1.3	0.2	0.2	0.0	0.0	0.5	(0.4)	0.0	(0.2)	0.0	1.4
Credit derivative contracts	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	0.0	0.0	0.6	0.5	0.3	0.3	0.0	0.0	0.1	(0.1)	0.3	(0.1)	0.0	0.9
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1

Debt issued designated at fair value	11.0	0.4	0.4	0.0	0.0	3.9	(2.2)	0.3	(2.1)	0.0	11.4	9.9	0.2	0.3	0.0	0.0	3.9	(3.5)	0.4	(1.0)	0.0	9.7

Other financial liabilities designated at fair value	1.0	0.1	0.1	0.0	0.0	0.2	(0.7)	0.0	0.0	0.0	0.7	0.8	0.0	0.0	0.0	0.0	0.6	(0.3)	0.0	0.0	0.0	1.1
1 Effective 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 30 June 2020 were USD 8.1 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 30 June 2020 were USD 14.3 billion (31 December 2019: USD 12.8 billion).